CASH ADVANCE PAYMENT – SAWGRASS HOLDINGS LLC	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Cash Advance Payment Sawgrass Holdings Llc
CASH ADVANCE PAYMENT – SAWGRASS HOLDINGS LLC

NOTE 5 – CASH ADVANCE PAYMENT – SAWGRASS HOLDINGS LLC

Amount
Cash as of December 31, 2024	$5,000,000
Contract liabilities, current as of March 31, 2025	(3,750,000)
Revenue recognized for the three months ended March 31, 2025	$1,250,000

In December 2024, the Company entered into a series of contracts with FIG under which the Company will deploy and operate a fleet of mobile gas turbines and balance of-plant inventory, providing management, sales and operations functions to New APR in connection with the assets. In exchange for services performed under the Asset Management Agreement (“AMA”), the Company received an advance cash payments and common units in Sawgrass Parent (see Note 6). The Company will account for the arrangement with New APR as Revenue from contracts with customers. New APR advanced the Company $5.0 million in cash upon execution of the contract, which will be applied ratably on a monthly basis against amounts incurred under the AMA for a period of 12 months in 2025. In the event that the AMA is terminated within the first 12 months, any balance remaining of the advanced funds would be credited in full to Duos. The advanced consideration does not provide the benefit of financing as the cash will be consumed within the first year of the contract to align the interests of both parties under the AMA. As of March 31, 2025, deferred revenue under the arrangement was $3.75 million, comprised of the $5.0 million advance payment less $1.25 million recognized as earned revenue under the AMA for the three months ended March 31, 2025.

NOTE 5: CASH ADVANCE PAYMENT – SAWGRASS HOLDINGS LLC

Amount
Cash	$5,000,000
Contract liabilities, current	(5,000,000)
Net Statement of operations impact	$—

In December 2024, the Company entered into a series of contracts with Fortress under which the Company will deploy and operate a fleet of mobile gas turbines and balance-of-plant inventory, providing management, sales and operations functions to New APR in connection with the assets. In exchange for services performed under the Asset Management Agreement (“AMA”), the Company received an advance cash payments and common units in Sawgrass Parent (see Note 9). The Company will account for the arrangement with New APR as Revenue from contracts with customers. New APR advanced the Company $5.0 million in cash upon execution of the contract, which will be applied ratably on a monthly basis against amounts incurred under the AMA for a period of 12 months in 2025. In the event that the AMA is terminated within the first 12 months, any balance remaining of the advanced funds would be credited in full to Duos.

The advanced consideration does not provide the benefit of financing as the cash will be consumed within the first year of the contract to align the interests of both parties under the AMA. As of December 31, 2024, deferred revenue under the arrangement was $5.0 million, comprised of the $5.0 million advance payment. The Company did not recognize any revenue under the AMA during the year ended December 31, 2024.